Key Developments - Acquisition of GR royalty on Tres Quebradas lithium project (Details) - Tres Quebradas $ in Millions	Mar. 19, 2025 USD ($)
Disclosure Of Key Developments [Line Items]
Percentage of gross revenue royalty acquired	0.50%
Consideration to acquire royalty	$ 28.0
Tres Quebradas | Zijin Mining Group Co., Ltd.
Disclosure Of Key Developments [Line Items]
Ownership (in percent)	100.00%